LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT - Additional Information (Details) - shares	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Basic earnings per share [abstract]
Weighted average number of ordinary shares in issue (in shares)	365,268,372	348,293,363